Material Accounting Policies (Details) $ in Thousands, ¥ in Millions				1 Months Ended		12 Months Ended
	Feb. 28, 2026 USD ($)	Jan. 31, 2026 USD ($)	Jan. 31, 2026 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Material Accounting Policies [Line Items]
Loss for the year						$ (35,528)	$ (51,869)	$ (109,228)
Net cash outflows from operating activities						(33,452)	(51,819)	(56,652)
Cash and cash equivalents				$ 8,056		8,056	$ 60,902	$ 91,492	$ 42,758
Net current assets				14,736		$ 14,736
Potential payments				230,000	¥ 1,600.0
Number of operating segments						1
Federal deposit insurance corporation				$ 250,000		$ 250,000
Computer software [Member]
Material Accounting Policies [Line Items]
Estimated useful life						5 years
Subsequent Events [Member]
Material Accounting Policies [Line Items]
Potential payments		$ 8,700	¥ 60.0
Gross proceeds	$ 85,000